Issuances of Common Shares and Warrants (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Number of Warrants	7,298,171	5,931,649	4,520,483	4,520,483	2,421,983	2,447,275
Weighted Average Exercise Price	$ 3.75
Weighted Average Exercise Price		$ 5.50
Weighted Average Remaining Contractual Life		3 years 3 months
Warrants 7
Number of Warrants	70,000	2,917,032
Weighted Average Exercise Price	$ 1.25	$ 4.75
Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Warrants 8
Number of Warrants		102,097
Weighted Average Exercise Price		$ 5.94
Weighted Average Remaining Contractual Life		4 years 5 months 19 days
Warrants 1
Number of Warrants	1,719,828	60,798
Weighted Average Exercise Price	$ 6.58	$ 36.00
Weighted Average Remaining Contractual Life	7 months 17 days
Warrants 1 | Minimum
Weighted Average Remaining Contractual Life		2 months 12 days
Warrants 1 | Maximum
Weighted Average Remaining Contractual Life		2 months 26 days
Warrants 2
Number of Warrants	483,750	317,190
Weighted Average Exercise Price	$ 0.95	$ 10.50
Weighted Average Remaining Contractual Life	2 years 11 months 12 days
Warrants 2 | Minimum
Weighted Average Remaining Contractual Life		8 months 4 days
Warrants 2 | Maximum
Weighted Average Remaining Contractual Life		8 months 8 days
Warrants 3
Number of Warrants	314,287	16,667
Weighted Average Exercise Price	$ 2.31	$ 9.00
Weighted Average Remaining Contractual Life	3 years 8 months 19 days
Warrants 4
Number of Warrants	102,097	1,719,828
Weighted Average Exercise Price	$ 5.94	$ 6.58
Weighted Average Remaining Contractual Life	3 years 8 months 19 days
Warrants 5
Number of Warrants	4,551,019	483,750
Weighted Average Exercise Price	$ 3.06	$ 0.95
Weighted Average Remaining Contractual Life	4 years 7 months 17 days
Warrants 6
Number of Warrants	57,190	314,287
Weighted Average Exercise Price	$ 3.83	$ 2.31
Weighted Average Remaining Contractual Life	4 years 7 months 17 days